AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2023
	Shares	Value
Common Stocks - 99.2%
Communication Services - 10.5%
Cable One, Inc.	4,813	$3,801,692
Cogent Communications Holdings, Inc.	108,764	7,457,948
Comcast Corp., Class A	264,943	10,425,507
The Interpublic Group of Cos., Inc.	135,586	4,943,466
Verizon Communications, Inc.	216,667	9,006,847

Total Communication Services		35,635,460
Consumer Discretionary - 5.1%
Advance Auto Parts, Inc.	30,192	4,597,638
Genuine Parts Co.	11,002	1,846,356
MDC Holdings, Inc.	56,600	2,137,216
Target Corp.	50,958	8,771,910

Total Consumer Discretionary		17,353,120
Consumer Staples - 10.4%
The JM Smucker Co.	25,550	3,904,040
Kimberly-Clark Corp.	58,340	7,584,784
The Kroger Co.	92,626	4,133,898
PepsiCo, Inc.	32,015	5,475,205
Sysco Corp.	72,865	5,644,123
Unilever PLC, Sponsored ADR (United Kingdom)[1]	161,097	8,232,057

Total Consumer Staples		34,974,107
Energy - 8.2%
Enterprise Products Partners LP, MLP	283,843	7,266,381
Kinder Morgan, Inc.	568,670	10,406,661
The Williams Cos., Inc.	314,285	10,132,548

Total Energy		27,805,590
Financials - 18.0%
Axis Capital Holdings, Ltd. (Bermuda)	94,183	5,893,030
Chubb, Ltd. (Switzerland)	25,448	5,789,165
CNA Financial Corp.	60,743	2,645,965
Fidelity National Financial, Inc.	81,018	3,567,223
M&T Bank Corp.	33,940	5,294,640
The PNC Financial Services Group, Inc.	26,688	4,414,996
The Progressive Corp.	81,053	11,051,577
Truist Financial Corp.	178,385	8,810,435
U.S. Bancorp	192,426	9,582,815
Willis Towers Watson PLC (United Kingdom)	15,215	3,867,501

Total Financials		60,917,347
Health Care - 12.8%
AbbVie, Inc.	42,622	6,297,400
Amgen, Inc.	25,705	6,487,942
Baxter International, Inc.	66,766	3,050,539
	Shares	Value

Bristol-Myers Squibb Co.	133,532	$9,701,100
Merck & Co., Inc.	32,895	3,533,252
Pfizer, Inc.	173,534	7,663,261
Premier, Inc., Class A	192,350	6,416,796

Total Health Care		43,150,290
Industrials - 6.2%
Lockheed Martin Corp.	6,839	3,168,235
United Parcel Service, Inc., Class B	62,441	11,565,946
Watsco, Inc.	21,653	6,222,423

Total Industrials		20,956,604
Information Technology - 15.1%
Cisco Systems, Inc.	95,930	4,668,913
Corning, Inc.	303,911	10,518,360
CSG Systems International, Inc.	47,669	2,844,409
Fidelity National Information Services, Inc.	46,216	3,468,049
Micron Technology, Inc.	76,544	4,615,603
Oracle Corp.	167,751	14,839,253
QUALCOMM, Inc.	34,748	4,628,781
Texas Instruments, Inc.	29,884	5,295,744

Total Information Technology		50,879,112
Real Estate - 3.0%
American Tower Corp., REIT	38,440	8,587,111
STORE Capital Corp., REIT	51,204	1,649,281

Total Real Estate		10,236,392
Utilities - 9.9%
The AES Corp.	537,039	14,720,239
Black Hills Corp.[1]	74,219	5,371,971
IDACORP, Inc.	53,738	5,686,018
Vistra Corp.	339,805	7,835,903

Total Utilities		33,614,131

Total Common Stocks (Cost $243,976,499)		335,522,153

Principal Amount
Short-Term Investments - 1.9%
Joint Repurchase Agreements - 1.2%[2]
Bank of America Securities, Inc., dated 01/31/23, due 02/01/23, 4.300% total to be received $1,014,231 (collateralized by various U.S. Government Agency Obligations, 0.010% - 5.500%, 02/25/32 - 09/01/61, totaling $1,034,392)	$1,014,110	1,014,110

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Joint Repurchase Agreements - 1.2%[2] (continued)
Citigroup Global Markets, Inc., dated 01/31/23, due 02/01/23, 4.300% total to be received $1,014,231 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.686%, 08/15/24 - 12/20/72, totaling $1,034,392)	$1,014,110	$1,014,110
Daiwa Capital Markets America, dated 01/31/23, due 02/01/23, 4.280% total to be received $213,014 (collateralized by various U.S. Treasuries, 0.000% - 7.125%, 02/15/23 - 08/15/40, totaling $217,249)	212,989	212,989
Deutsche Bank Securities, Inc., dated 01/31/23, due 02/01/23, 4.300% total to be received $1,014,231 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.250%, 02/01/23 - 01/01/53, totaling $1,034,392)	1,014,110	1,014,110
RBC Dominion Securities, Inc., dated 01/31/23, due 02/01/23, 4.300% total to be received $1,014,231 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 02/07/23 - 12/20/52, totaling $1,034,392)	1,014,110	1,014,110

Total Joint Repurchase Agreements		4,269,429

	Shares	Value
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%[3]	898,216	$898,216
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%[3]	1,347,324	1,347,324

Total Other Investment Companies		2,245,540

Total Short-Term Investments (Cost $6,514,969)		6,514,969
Total Investments - 101.1% (Cost $250,491,468)		342,037,122
Other Assets, less Liabilities - (1.1)%		(3,557,725)
Net Assets - 100.0%		$338,479,397

[1]	Some of these securities, amounting to $9,007,543 or 2.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$335,522,153	—	—	$335,522,153
Short-Term Investments
Joint Repurchase Agreements	—	$4,269,429	—	4,269,429
Other Investment Companies	2,245,540	—	—	2,245,540
Total Investments in Securities	$337,767,693	$4,269,429	—	$342,037,122

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2023, there were no transfers in or out of Level 3.

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$9,007,543	$4,269,429	$4,787,065	$9,056,494
The following table summarizes the securities received as collateral for securities lending at January 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	04/15/23-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.